Revenue from contracts with customers - Significant estimates and judgments (Details) £ in Millions		12 Months Ended
	Aug. 01, 2015 GBP (£) item	Jun. 30, 2021 person item
Estimates and judgments
Number of supporters for final home match | person		10,000
adidas
Estimates and judgments
Term of agreement (in years)	10 years
Minimum guarantee payable	£ 750
Number of consecutive seasons of non-participation in Champions League that would impact guarantee payable by adidas | item	2	2
Maximum increase in guarantee payable per year	£ 4
Maximum possible percentage of reduction in guarantee per year	30.00%